CONVERTIBLE PROMISSORY NOTES (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 23, 2024	Nov. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 20, 2023	Dec. 06, 2023	Dec. 03, 2023	Sep. 30, 2022	Jul. 22, 2021
Debt Instrument [Line Items]
Number of warrants converted (in shares)									518,750
Term of warrants									5 years
Class A Ordinary Shares
Debt Instrument [Line Items]
Number of warrants converted (in shares)								2
Shares issued as a result of debt converted (in shares)	72,780
SPAs | Class A Ordinary Shares
Debt Instrument [Line Items]
Number of warrants converted (in shares)		1,571,710				130,662
Exercise price of warrants (in USD per share)		$ 4.42				$ 5.74
Term of warrants					5 years		5 years
Convertible Debt | Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 8,000				$ 750
Conversion price (in dollars per share)	$ 4.122	$ 5.09				$ 5.74
Debt term		5 years
Interest rate		10.00%
Principal amount converted	$ 300
Cost of debt host			$ 3,706	$ 1,883		$ 589
Convertible Debt | Convertible Promissory Notes | Minimum
Debt Instrument [Line Items]
Conversion price (in dollars per share)		$ 1.02				$ 1.15